Income Tax - Reconciliation of deferred tax assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	$ 144,289	$ 120,773	$ 52,611	$ 144,289
Deferred tax benefit	(51,503)	28,692
Deferred tax assets			64,662	188,239
Deferred tax liabilities			(12,051)	(43,950)
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes			2,081	0
Provisions, accruals and prepayments			3,514	0
Deferred revenue			22,541	0
Unrealized foreign currency exchange gains			132	0
Unused tax losses			166,465	2,022
Intangible assets			2,052,484	0
Tax benefit from share plans- income			30,114	0
Tax benefit from share plans- equity			62,760	0
Capital loss			1,391	1,391
Carried forward tax credits- credited to profit and loss			25,524	3,587
Unrealized loss on investments			160	51
Other, net			1,121	0
Items for which no deferred tax assets is recognized			2,368,287	7,051
Reconciliation of deferred tax assets, net
Balance as of July 1,	144,289	120,773
Deferred tax charge (benefit) for the year	(51,503)	28,692
Debited (credited) to equity	(40,091)	34,517
Adjustment in respect of income tax payable	(84)	(7,282)
Impact from business combinations	0	(32,411)
Balance as of June 30,	52,611	144,289
Depreciation for tax purposes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	1,122	1,122	2,537	1,122
Deferred tax benefit	1,415	4,331
Reconciliation of deferred tax assets, net
Balance as of July 1,	1,122
Balance as of June 30,	2,537	1,122
Provisions, accruals and prepayments
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	7,560	7,560	7,349	7,560
Deferred tax benefit	(211)	1,795
Reconciliation of deferred tax assets, net
Balance as of July 1,	7,560
Balance as of June 30,	7,349	7,560
Deferred revenue
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	15,275	15,275	28,093	15,275
Deferred tax benefit	12,818	11,621
Reconciliation of deferred tax assets, net
Balance as of July 1,	15,275
Balance as of June 30,	28,093	15,275
Unrealized foreign currency exchange gains
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(184)	(184)	(410)	(184)
Deferred tax benefit	(226)	0
Reconciliation of deferred tax assets, net
Balance as of July 1,	(184)
Balance as of June 30,	(410)	(184)
Carried forward tax losses (gains)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	35,071	35,071	850	35,071
Deferred tax benefit	(34,221)	29,729
Reconciliation of deferred tax assets, net
Balance as of July 1,	35,071
Balance as of June 30,	850	35,071
Carried forward tax credits—credited to profit and loss
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	46,412	46,412	5,456	46,412
Deferred tax benefit	(41,546)	9,709
Reconciliation of deferred tax assets, net
Balance as of July 1,	46,412
Balance as of June 30,	5,456	46,412
Intangible assets
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(34,060)	(34,060)	16,620	(34,060)
Deferred tax benefit	50,680	9,091
Reconciliation of deferred tax assets, net
Balance as of July 1,	(34,060)
Balance as of June 30,	16,620	(34,060)
Tax benefit (expense) from share plans—income
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	30,597	30,597	216	30,597
Deferred tax benefit	(30,379)	10,695
Reconciliation of deferred tax assets, net
Balance as of July 1,	30,597
Balance as of June 30,	216	30,597
Tax benefit (expense) from share plans—equity
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	42,846	42,846	127	42,846
Deferred tax benefit	(123)	(48,012)
Reconciliation of deferred tax assets, net
Balance as of July 1,	42,846
Balance as of June 30,	127	42,846
Deferred foreign taxes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	0	0	(10,605)	0
Deferred tax benefit	(10,605)	0
Reconciliation of deferred tax assets, net
Balance as of July 1,	0
Balance as of June 30,	(10,605)	0
Other, net
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(350)	(350)	$ 2,378	$ (350)
Deferred tax benefit	895	(267)
Reconciliation of deferred tax assets, net
Balance as of July 1,	(350)
Balance as of June 30,	$ 2,378	$ (350)